Short-Term Borrowngs	6 Months Ended
Jun. 30, 2024
Short-Term Borrowngs [Abstract]
SHORT-TERM BORROWNGS

5. SHORT-TERM BORROWNGS

	June 30, 2024	December 31, 2023
Short-term borrowings from financial institutions other than banks	$4,866,616	$671,355
Short-term borrowings from banks	2,792,400	2,213,164
	$7,659,016	$2,884,519

Short-term borrowings from financial institutions other than banks

During the six months ended June 30, 2024 and 2023, the Company entered into loan agreements with one and two financial institutions, respectively. Pursuant to the loan agreements, the Company borrowed $4,859,894 and $9,732,979 from these financial institutions with maturity dates due through May 2025. The borrowings bore interest rates ranging between 6.0% and 12.3% per annum. For the six months ended June 30, 2024 and 2023, the Company repaid borrowings of $nil and $16,275,367, respectively.

Short-term borrowings from banks

In the year of 2022, the Company entered into one credit revolving loan agreement with one bank, which was subsequently renewed in May 2024. For the six months ended June 30, 2024 and 2023, the Company borrowed $18,890,241 and $30,443,701, respectively, from the bank with maturity dates due through May 2025. The borrowings bore interest rate of 3.5% per annum. For the six months ended June 30, 2024 and 2023, the Company repaid borrowings of $18,701,792 and $29,835,664, respectively, to the bank.

During the six months ended June 30, 2023, the Company entered into one additional loan agreement with another bank, pursuant to which the Company borrowed $288,671 with maturity date in March 2024. The borrowing bore interest rate of 4.0% per annum. For the six months ended June 30, 2024, the Company fully repaid the bank borrowing of $277,200 on maturity date.